Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 02, 2025	Jan. 28, 2024	Jan. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (MILLIONS)(5)	MICP ADJUSTED EBITDA (MILLIONS)(6)
					CORE & MAIN TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(4)
2024	$5,374,471	$12,340,181	$1,723,477	$2,929,034	$238.14	$145.01	$434	$922
2023	5,546,122	13,225,593	1,609,568	3,166,945	171.10	121.62	531	888
2022	5,564,480	6,240,946	1,710,361	1,896,515	91.43	103.74	581	924

Named Executive Officers, Footnote	Reflects the average of the total compensation reported in the SCT for the Company’s NEOs as a group (excluding Mr. LeClair) for the applicable year. The NEOs included in this calculation for each of fiscal 2024, 2023 and 2022 are Mark Witkowski, John Schaller, and Bradford Cowles. For fiscal 2024 the NEOs also included Michael Huebert and for each of fiscal 2023 and fiscal 2022 the NEOs also included Mark Whittenburg. See “Director and Executive Compensation—Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 Industrials Index, a published industry index.
PEO Total Compensation Amount	$ 5,374,471	$ 5,546,122	$ 5,564,480
PEO Actually Paid Compensation Amount	$ 12,340,181	13,225,593	6,240,946
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
SCT TO CAP RECONCILIATION	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs
Reported SCT Total Compensation	$5,374,471	$1,723,477	$5,546,122	$1,609,568	$5,564,480	$1,710,361
Value of stock options and RSUs reported in SCT	(3,740,108)	(1,028,101)	(3,356,279)	(668,682)	(2,975,049)	(625,652)
Year-end fair value of unvested stock options and RSUs granted in the current fiscal year	4,347,694	1,167,732	8,559,699	1,705,345	3,393,622	713,678
Year-over-year difference of year-end fair values for unvested awards granted in prior years	4,698,044	786,330	2,624,073	551,843	—	—
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	1,660,080	279,596	(148,022)	(31,129)	257,893	98,128
Total Adjustments	6,965,710	1,205,557	7,679,471	1,557,377	676,466	186,154
CAP:	$12,340,181	$2,929,034	$13,225,593	$3,166,945	$6,240,946	$1,896,515

Non-PEO NEO Average Total Compensation Amount	$ 1,723,477	1,609,568	1,710,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,929,034	3,166,945	1,896,515
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022
SCT TO CAP RECONCILIATION	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs	PEO	AVERAGE NON-PEO NEOs
Reported SCT Total Compensation	$5,374,471	$1,723,477	$5,546,122	$1,609,568	$5,564,480	$1,710,361
Value of stock options and RSUs reported in SCT	(3,740,108)	(1,028,101)	(3,356,279)	(668,682)	(2,975,049)	(625,652)
Year-end fair value of unvested stock options and RSUs granted in the current fiscal year	4,347,694	1,167,732	8,559,699	1,705,345	3,393,622	713,678
Year-over-year difference of year-end fair values for unvested awards granted in prior years	4,698,044	786,330	2,624,073	551,843	—	—
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	1,660,080	279,596	(148,022)	(31,129)	257,893	98,128
Total Adjustments	6,965,710	1,205,557	7,679,471	1,557,377	676,466	186,154
CAP:	$12,340,181	$2,929,034	$13,225,593	$3,166,945	$6,240,946	$1,896,515

Compensation Actually Paid vs. Total Shareholder Return
From fiscal 2023 to fiscal 2024, PEO CAP decreased by $885,412 or 7%, and the average CAP for the non-PEO NEOs decreased by $237,911 or 8%. For the same period, net income decreased by $97 million or 18%, and MICP Adjusted EBITDA increased by $34 million or 4%. Also during this period, cumulative Core & Main TSR was 39%, and TSR for the S&P 400 Industrial Index was 17%. The decreases in PEO CAP, non-PEO NEOs and TSR were primarily driven by the larger increase in our share price in fiscal 2023 compared to the increase in our share price in fiscal 2024.

Compensation Actually Paid vs. Net Income
From fiscal 2023 to fiscal 2024, PEO CAP decreased by $885,412 or 7%, and the average CAP for the non-PEO NEOs decreased by $237,911 or 8%. For the same period, net income decreased by $97 million or 18%, and MICP Adjusted EBITDA increased by $34 million or 4%. Also during this period, cumulative Core & Main TSR was 39%, and TSR for the S&P 400 Industrial Index was 17%. The decreases in PEO CAP, non-PEO NEOs and TSR were primarily driven by the larger increase in our share price in fiscal 2023 compared to the increase in our share price in fiscal 2024.

Compensation Actually Paid vs. Company Selected Measure
From fiscal 2023 to fiscal 2024, PEO CAP decreased by $885,412 or 7%, and the average CAP for the non-PEO NEOs decreased by $237,911 or 8%. For the same period, net income decreased by $97 million or 18%, and MICP Adjusted EBITDA increased by $34 million or 4%. Also during this period, cumulative Core & Main TSR was 39%, and TSR for the S&P 400 Industrial Index was 17%. The decreases in PEO CAP, non-PEO NEOs and TSR were primarily driven by the larger increase in our share price in fiscal 2023 compared to the increase in our share price in fiscal 2024.

Total Shareholder Return Vs Peer Group	From fiscal 2023 to fiscal 2024, PEO CAP decreased by $885,412 or 7%, and the average CAP for the non-PEO NEOs decreased by $237,911 or 8%. For the same period, net income decreased by $97 million or 18%, and MICP Adjusted EBITDA increased by $34 million or 4%. Also during this period, cumulative Core & Main TSR was 39%, and TSR for the S&P 400 Industrial Index was 17%
Tabular List, Table

MOST IMPORTANT MEASURES FOR 2024
MICP Adjusted EBITDA
MICP Working Capital Percentage (1)
Share price

Total Shareholder Return Amount	$ 238.14	171.10	91.43
Peer Group Total Shareholder Return Amount	145.01	121.62	103.74
Net Income (Loss)	$ 434,000,000	$ 531,000,000	$ 581,000,000
Company Selected Measure Amount	922,000,000	888,000,000	924,000,000
PEO Name	Stephen LeClair
Additional 402(v) Disclosure	Reflects the amount of total compensation reported in the Summary Compensation Table (“SCT”) for Stephen LeClair, our Principal Executive Officer (“PEO”) for the applicable year. See “Director and Executive Compensation—Summary Compensation Table.”Amounts reported in this column represent the amount of compensation actually paid (“CAP”) to Mr. LeClair or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year, primarily due to unrealized gains in unvested equity awards. In accordance with the requirements of Item 402(v) of Regulation S-K, the CAP reported for Mr. LeClair and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:
The fair value of stock options reported in this table were determined using the Black-Scholes option pricing model. The assumptions used for purposes of calculating fair values of stock options as of the vesting date or fiscal year-end date, as applicable, are: (i) the expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and remaining term as of the applicable vesting date or fiscal year end date; (ii) the exercise price is based on each grant date closing price and asset price is based on the applicable vesting date or fiscal year end closing price; (iii) the risk free interest rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the applicable vesting date or fiscal year end date; and (iv) historical volatility is based on daily price history for the expected life of the stock option prior to the applicable vesting date or fiscal year end date. The portion of CAP that is based on the fiscal year-end share price reflects a value of $56.44, $40.55 and $21.67 for fiscal year 2024, 2023 and 2022, respectively.
Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the 2024 Form 10-K for the applicable fiscal year.These columns represent the value at the end of the respective fiscal year of a $100 initial investment on July 23, 2021, the date of our IPO, for our Class A common stock and the S&P 400 Industrials Index. We measure the total shareholder return in a fiscal year as the change from the cumulative investment value from the prior fiscal year-end value divided by the cumulative investment value as of the prior fiscal year-end.
Performance Measures
The performance measures listed below represent, in the Company’s assessment, the most important performance measures that link compensation actually paid to our NEOs for fiscal 2024 to company performance. The Company uses MICP Adjusted EBITDA and MICP Working Capital Percentage in its annual cash incentive program, and share price is a key determinant of the value of long-term incentive awards held by our NEOs in the form of stock options and RSUs.
Calculated as year-end accounts receivable plus inventory less accounts payable, as a percentage of fiscal 2024 net sales. The MICP Working Capital Percentage is also adjusted to exclude the same acquisitions as were excluded for the MICP Adjusted EBITDA calculation. See “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives.”
Additional information regarding these measures, including a reconciliation to the most comparable GAAP measure, is included under the heading “Non-GAAP Reconciliation” beginning on page 52 of this proxy statement and under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” in our 2024 Form 10-K.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Talent and Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. TSR, net income and MICP Adjusted EBITDA are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Year-End Share Price	$ 56.44	$ 40.55	$ 21.67
Increase (Decrease) to PEO Compensation Actually Paid during the Period	$ (885,412)
Increase (Decrease) to PEO Compensation Actually Paid during the Period, Percent	(7.00%)
Increase (Decrease) to Non-PEO NEO Average Compensation Actually Paid During the Period	$ (237,911)
Increase (Decrease) to Non-PEO NEO Average Compensation Actually Paid during the Period, Percent	(8.00%)
Increase (Decrease) to Net Income	$ (97,000,000)
Increase (Decrease) to Net Income, Percent	(18.00%)
Increase (Decrease) to MICP Adjusted EBITDA	$ 34,000,000
Increase (Decrease) to MICP Adjusted EBITDA, Percent	4.00%
Total shareholder Return, Percent	39.00%
Total shareholder Return, Peer Group, Percent	17.00%
Measure:: 1
Pay vs Performance Disclosure
Name	MICP Adjusted EBITDA
Non-GAAP Measure Description	MICP Adjusted EBITDA is calculated as Adjusted EBITDA (calculated as described in our Annual Report on Form 10-K for the fiscal year ended February 2, 2025 ("2024 Form 10-K")) less the estimated Adjusted EBITDA of acquisitions completed subsequent to the establishment of the MICP Adjusted EBITDA target. See “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives.” The Company has determined that MICP Adjusted EBITDA is the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance
Measure:: 2
Pay vs Performance Disclosure
Name	MICP Working Capital Percentage (1)
Measure:: 3
Pay vs Performance Disclosure
Name	Share price
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,965,710	$ 7,679,471	$ 676,466
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,740,108)	(3,356,279)	(2,975,049)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,347,694	8,559,699	3,393,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,698,044	2,624,073	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,080	(148,022)	257,893
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,205,557	1,557,377	186,154
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,028,101)	(668,682)	(625,652)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,167,732	1,705,345	713,678
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	786,330	551,843	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 279,596	$ (31,129)	$ 98,128